MFS(R)/SUN LIFE SERIES TRUST:

                           Capital Appreciation Series

                          Capital Opportunities Series

                       Mass Investors Growth Stock Series

                              Mid Cap Growth Series

                             Strategic Growth Series

         Supplement to the Current Statement of Additional Information

Effective immediately, information regarding the Portfolio Managers of Capital Appreciation Series, Capital Opportunities Series, Mass Investors Growth Stock Series, Mid Cap Growth Series and Strategic Growth Series set forth in the Statement of Additional Information is hereby revised as follows:

PORTFOLIO MANAGERS

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Series beneficially owned by the Series' portfolio manager as of November 30, 2005. The following dollar ranges apply:

         N. None
         A. $1 - $10,000
         B. $10,001 - $50,000
         C. $50,001 - $100,000
         D. $100,001 - $500,000
         E. $500,001 - $1,000,000
         F. Over $1,000,000

Name of Portfolio Manager              Dollar Range of Equity Securities in Fund
-------------------------              -----------------------------------------
N/A^                                                   N
-----------------
^ Because the portfolio managers are not eligible to purchase shares of the Series, no portfolio manager owned shares of the Series.

Other Accounts. In addition to the Series, the Series' portfolio manager(s) is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, including the Series managed by the portfolio manager(s), as of December 6, 2005 were as follows:

------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
                                                                                      Number of
                                                                                      Accounts
                                                                                       in Each       Total Assets
                                                   Category of Accounts Managed by      Such       Managed in Each
   As of         Series       Portfolio Manager           Portfolio Manager           Category      Such Category
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
12/6/2005    Capital             S. Irfan Ali     Other Pooled Investment Vehicles        0              N/A
             Appreciation                         Registered Investment Companies         7         $10.1 billion
             Series                               Other Accounts                          9          $412 million
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
                                  Maureen H.      Other Pooled Investment Vehicles        0              N/A
                                  Pettirossi      Registered Investment Companies         7         $10.1 billion
                                                  Other Accounts                          9          $412 million
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
12/6/2005    Capital              Jeffrey C.      Other Pooled Investment Vehicles        0              N/A
             Opportunities       Constantino      Registered Investment Companies         5          $2.3 billion
             Series                               Other Accounts                          0              N/A
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
                                  Gregory W.      Other Pooled Investment Vehicles        0              N/A
                                 Locraft, Jr.     Registered Investment Companies         5          $2.3 billion
                                                  Other Accounts                          0              N/A
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------

------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
   As of         Series       Portfolio Manager    Category of Accounts Managed by    Number of      Total Assets
                                                          Portfolio Manager           Accounts     Managed in Each
                                                                                       in Each      Such Category
                                                                                        Such
                                                                                      Category
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
12/6/2005    Mass Investors     Stephen Pesek     Other Pooled Investment Vehicles        0              N/A
             Growth Stock                         Registered Investment Companies         6         $10.1 billion
             Series                               Other Accounts                         10          $452 million
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
                                 S.               Irfan Ali Other Pooled
                                                  Investment Vehicles 0 N/A
                                                  Registered Investment
                                                  Companies 7 $10.1 billion
                                                  Other Accounts 9 $412 million
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
                                  Maureen H.      Other Pooled Investment Vehicles        0              N/A
                                  Pettirossi      Registered Investment Companies         7         $10.1 billion
                                                  Other Accounts                          9          $412 million
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
12/6/2005    Mid Cap Growth        David E.       Other Pooled Investment Vehicles        1          $525 million
             Series              Sette-Ducati     Registered Investment Companies        12         $10.4 billion
                                                  Other Accounts                          3          $53 million
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
                               David M. Earnest   Other Pooled Investment Vehicles        0              N/A
                                                  Registered Investment Companies         6          $3.5 billion
                                                  Other Accounts                          3          $53 million
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------
12/6/2005       Strategic      Eric B. Fischman   Other Pooled Investment Vehicles        1          $192 million
              Growth Series                       Registered Investment Companies         7          $8.3 billion
                                                  Other Accounts                          1           $6 million
------------ ---------------- ------------------- ---------------------------------- ------------ -------------------

With respect to the accounts identified in the table above, Stephen Pesek manages one Other Account with assets totaling $52 million for which the advisory fees are based in part on the performance of the account. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Series and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances there may be securities which are suitable for the Series' portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Series and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Series' is concerned. In most cases, however, MFS believes that the Series' ability to participate in volume transactions will produce better executions for the Series.

     MFS does not receive a performance fee for its management of the Series. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Series--for instance, those that pay a higher advisory fee and/or have a performance fee.

                The date of this Supplement is December 23, 2005.